UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-00043

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)

Common Stocks 97.9%
Consumer Discretionary 14.4%
Auto Components 1.3%
Cooper Tire & Rubber Co.	8,400	168,420
Modine Manufacturing Co.*	4,900	58,016
Standard Motor Products, Inc.*	16,700	142,284
Tenneco, Inc.*	2,200	39,006
WABCO Holdings, Inc.	18,900	487,431

		895,157
Diversified Consumer Services 2.2%
Career Education Corp.* (a)	21,900	510,489
Corinthian Colleges, Inc.* (a)	41,000	564,570
Grand Canyon Education, Inc.*	9,700	184,397

Spectrum Group International, Inc.* (a)	5,654	10,573
Steiner Leisure Ltd.*	6,800	270,368

		1,540,397
Hotels Restaurants & Leisure 1.1%
Caribou Coffee Co., Inc.*	9,200	71,024
Carrols Restaurant Group, Inc.*	3,800	26,866
Domino's Pizza, Inc.*	68,800	576,544
Papa John's International, Inc.*	4,900	114,464

		788,898
Household Durables 1.2%
American Greetings Corp. "A"	11,200	244,048
Tempur-Pedic International, Inc.*	25,000	590,750

		834,798
Internet & Catalog Retail 1.5%
Expedia, Inc.*	20,300	521,913
HSN, Inc.*	16,600	335,154
NutriSystem, Inc. (a)	7,600	236,892

		1,093,959
Media 1.0%
Valassis Communications, Inc.*	9,000	164,340
World Wrestling Entertainment, Inc. "A"	34,500	528,885

		693,225
Multiline Retail 0.3%
Nordstrom, Inc. (a)	6,000	225,480
Specialty Retail 4.3%
Big 5 Sporting Goods Corp.	29,200	501,656
Books-A-Million, Inc.	3,800	25,536
Cato Corp. "A"	8,900	178,534
DSW, Inc. "A"*	8,300	214,804
Haverty Furniture Companies, Inc.	3,000	41,190
J. Crew Group, Inc.* (a)	11,900	532,406
Jo-Ann Stores, Inc.*	16,500	597,960
Kirkland's, Inc.*	13,300	231,021
RadioShack Corp. (a)	12,900	251,550
Select Comfort Corp.*	47,100	307,092
Stein Mart, Inc.*	13,900	148,174
Systemax, Inc.	2,200	34,562

		3,064,485
Textiles, Apparel & Luxury Goods 1.5%
Fossil, Inc.*	11,100	372,516
Maidenform Brands, Inc.*	3,900	65,091
Steven Madden Ltd.*	3,700	152,588
Timberland Co. "A"*	14,100	252,813
Wolverine World Wide, Inc.	8,100	220,482

		1,063,490
Consumer Staples 5.3%
Beverages 0.7%
Coca-Cola Bottling Co. Consolidated	3,400	183,668
Cott Corp.*	35,000	287,000

		470,668
Food & Staples Retailing 0.8%
Nash Finch Co.	16,100	597,149

Food Products 0.8%
Lancaster Colony Corp.	11,400	566,580
Personal Products 3.0%
Herbalife Ltd.	14,200	576,094
Medifast, Inc.*	18,300	559,614
Nu Skin Enterprises, Inc. "A"	19,500	523,965
Revlon, Inc. "A"* (a)	26,000	442,260
USANA Health Sciences, Inc.*	800	25,520

		2,127,453
Energy 6.6%
Energy Equipment & Services 4.5%
Basic Energy Services, Inc.*	23,400	208,260
Core Laboratories NV (a)	5,300	626,036
Geokinetics, Inc.*	5,300	50,986
Halliburton Co.	16,300	490,467
Lufkin Industries, Inc.	2,000	146,400
Oil States International, Inc.*	17,200	675,788
Patterson-UTI Energy, Inc.	9,800	150,430
Pioneer Drilling Co.*	73,800	583,020
RPC, Inc.	2,800	29,120
Unit Corp.*	5,800	246,500

		3,207,007
Oil, Gas & Consumable Fuels 2.1%
Gulfport Energy Corp.*	10,000	114,500
Southern Union Co.	24,800	562,960
Stone Energy Corp.*	29,600	534,280
VAALCO Energy, Inc.*	29,500	134,225
Warren Resources, Inc.*	39,200	96,040

		1,442,005
Financials 14.9%
Capital Markets 1.1%
Epoch Holding Corp.	3,300	34,485
Evercore Partners, Inc. "A"	5,400	164,160
GAMCO Investors, Inc. "A"	3,900	188,331
Oppenheimer Holdings, Inc. "A"	9,600	318,912
Waddell & Reed Financial, Inc. "A"	1,700	51,918

		757,806
Commercial Banks 4.0%
Banco Latinoamericano de Comercio Exterior SA "E"	6,100	84,790
Banner Corp. (a)	13,700	36,716
Commerce Bancshares, Inc.	14,280	552,921
Community Bank System, Inc. (a)	19,100	368,821
CVB Financial Corp. (a)	39,400	340,416
First Busey Corp.	42,700	166,103
FirstMerit Corp.	70	1,410
Fulton Financial Corp.	5,100	44,472
Heritage Commerce Corp.	5,000	20,100
NBT Bancorp., Inc.	2,700	54,999
S&T Bancorp., Inc.	20,700	352,107
Simmons First National Corp. "A"	4,200	116,760
Sun Bancorp., Inc.	6,100	22,875
Susquehanna Bancshares, Inc. (a)	87,900	517,731
TowneBank (a)	2,800	32,704

United Community Banks, Inc.	39,600	134,244

		2,847,169
Consumer Finance 1.9%
Advance America Cash Advance Centers, Inc.	71,000	394,760
AmeriCredit Corp.* (a)	24,600	468,384
Cardtronics, Inc.*	6,200	68,634
First Cash Financial Services, Inc.*	4,000	88,760
Nelnet, Inc. "A"	7,400	127,502
World Acceptance Corp.* (a)	6,500	232,895

		1,380,935
Diversified Financial Services 0.1%
MarketAxess Holdings, Inc.	3,100	43,090
Insurance 4.0%
Allied World Assurance Co. Holdings Ltd.	11,400	525,198
American Financial Group, Inc.	4,800	119,760
American Physicians Capital, Inc.	6,266	189,985
AMERISAFE, Inc.*	3,900	70,083
Crawford & Co. "B"*	9,500	37,430
Endurance Specialty Holdings Ltd.	15,800	588,234
Kansas City Life Insurance Co.	1,000	29,750
NYMAGIC, Inc.	1,700	28,203
Platinum Underwriters Holdings Ltd.	3,200	122,528
PMA Capital Corp. "A"*	4,200	26,460
RenaissanceRe Holdings Ltd.	8,900	473,035
Selective Insurance Group, Inc.	6,200	101,990
White Mountains Insurance Group Ltd.	1,500	498,990

		2,811,646
Real Estate Investment Trusts 3.6%
Ashford Hospitality Trust (REIT)* (a)	34,500	160,080
Capstead Mortgage Corp. (REIT)	33,100	451,815
First Industrial Realty Trust, Inc. (REIT)*	37,000	193,510
Hatteras Financial Corp. (REIT)	4,900	137,004
Health Care REIT, Inc. (REIT)	3,600	159,552
LTC Properties, Inc. (REIT)	1,900	50,825
MFA Financial, Inc. (REIT)	62,900	462,315
Potlatch Corp. (REIT) (a)	13,100	417,628
PS Business Parks, Inc. (REIT)	10,400	520,520

		2,553,249
Thrifts & Mortgage Finance 0.2%
Doral Financial Corp.* (a)	39,300	142,659
Health Care 12.8%
Biotechnology 0.2%
Exelixis, Inc.*	17,400	128,238
Health Care Equipment & Supplies 3.1%
Align Technology, Inc.*	30,300	539,946
Cantel Medical Corp.*	11,700	236,106
Cyberonics, Inc.* (a)	15,000	306,600
Hill-Rom Holdings, Inc.	15,900	381,441
Quidel Corp.*	33,600	463,008
STERIS Corp.	9,100	254,527

		2,181,628
Health Care Providers & Services 5.1%
America Service Group, Inc.	1,500	23,805

AmerisourceBergen Corp.	17,400	453,618
BioScrip, Inc.*	46,600	389,576
Centene Corp.*	19,400	410,698
Coventry Health Care, Inc.*	7,500	182,175
Emergency Medical Services Corp. "A"*	5,500	297,825
Healthspring, Inc.*	4,700	82,767
Kindred Healthcare, Inc.*	11,300	208,598
Magellan Health Services, Inc.*	15,900	647,607
Providence Service Corp.*	7,200	113,760
RehabCare Group, Inc.*	19,500	593,385
Universal American Financial Corp.*	20,600	241,020

		3,644,834
Health Care Technology 1.1%
IMS Health, Inc.	26,100	549,666
Medidata Solutions, Inc.*	16,000	249,600

		799,266
Life Sciences Tools & Services 0.3%
Bruker Corp.*	16,600	200,196
Pharmaceuticals 3.0%
Impax Laboratories, Inc.*	40,900	556,240
Par Pharmaceutical Companies, Inc.*	19,100	516,846
Pfizer, Inc.	29,200	531,148
Santarus, Inc.*	22,900	105,798
Watson Pharmaceuticals, Inc.*	10,000	396,100

		2,106,132
Industrials 14.0%
Aerospace & Defense 1.7%
Alliant Techsystems, Inc.*	4,100	361,907
American Science & Engineering, Inc.	5,000	379,200
GenCorp, Inc.*	61,300	429,100

		1,170,207
Airlines 1.4%
Alaska Air Group, Inc.*	11,000	380,160
Hawaiian Holdings, Inc.*	41,400	289,800
Pinnacle Airlines Corp.*	15,300	105,264
UAL Corp.*	18,200	234,962

		1,010,186
Building Products 0.8%
Apogee Enterprises, Inc.	3,800	53,200
Armstrong World Industries, Inc.*	12,200	474,946
Universal Forest Products, Inc.	1,500	55,215

		583,361
Commercial Services & Supplies 2.2%
Acco Brands Corp.*	8,900	64,792
Casella Waste Systems, Inc. "A"*	9,900	39,798
Consolidated Graphics, Inc.*	13,400	469,268
M&F Worldwide Corp.*	13,200	521,400
Schawk, Inc.	3,700	50,320
Standard Register Co.	13,900	70,890
United Stationers, Inc.*	5,300	301,305

		1,517,773
Construction & Engineering 0.9%
EMCOR Group, Inc.*	24,300	653,670

Electrical Equipment 1.2%
EnerSys*	8,800	192,456
Powell Industries, Inc.*	1,800	56,754
Thomas & Betts Corp.*	16,500	590,535

		839,745
Industrial Conglomerates 0.7%
Raven Industries, Inc.	11,000	349,470
Tomkins PLC (ADR)	5,500	68,750
Tredegar Corp.	3,300	52,206

		470,426
Machinery 2.8%
Crane Co.	17,000	520,540
Graco, Inc.	17,400	497,118
Graham Corp.	20,900	432,630
Oshkosh Corp.	13,800	511,014

		1,961,302
Marine 0.0%
Horizon Lines, Inc. "A"	5,300	29,521
Professional Services 0.9%
Diamond Management & Technology Consultants, Inc.	4,700	34,639
Exponent, Inc.*	4,800	133,632
Spherion Corp.*	6,500	36,530
The Advisory Board Co.*	900	27,594
Watson Wyatt Worldwide, Inc. "A"	9,100	432,432

		664,827
Road & Rail 1.4%
Landstar System, Inc.	7,600	294,652
Marten Transport Ltd.*	6,100	109,495
Ryder System, Inc.	12,000	494,040
Werner Enterprises, Inc.	4,800	94,992

		993,179
Information Technology 20.1%
Communications Equipment 2.3%
Acme Packet, Inc.*	19,500	214,500
Cisco Systems, Inc.*	21,600	517,104
InterDigital, Inc.* (a)	7,900	209,666
Loral Space & Communications, Inc.*	10,800	341,388
Oplink Communications, Inc.*	20,200	331,078

		1,613,736
Computers & Peripherals 0.8%
Teradata Corp.*	17,800	559,454
Electronic Equipment, Instruments & Components 8.2%
Agilysys, Inc.	18,700	170,170
Arrow Electronics, Inc.*	19,900	589,239
Avnet, Inc.*	18,800	567,008
Benchmark Electronics, Inc.*	9,300	175,863
Celestica, Inc.*	36,100	340,784
Flextronics International Ltd.*	77,300	565,063
Ingram Micro, Inc. "A"*	33,400	582,830
Insight Enterprises, Inc.*	3,500	39,970
Jabil Circuit, Inc.	41,600	722,592
Multi-Fineline Electronix, Inc.*	18,800	533,356
OSI Systems, Inc.*	5,300	144,584

ScanSource, Inc.*	19,400	517,980
SYNNEX Corp.*	9,400	288,204
Tech Data Corp.*	12,200	569,252

		5,806,895
Internet Software & Services 1.7%
Art Technology Group, Inc.*	25,600	115,456
EarthLink, Inc.	49,100	408,021
InfoSpace, Inc.*	24,100	206,537
LivePerson, Inc.*	31,700	220,949
LogMeIn, Inc.*	3,500	69,825
OpenTable, Inc.*	8,600	218,956

		1,239,744
IT Services 2.1%
CSG Systems International, Inc.*	10,500	200,445
Hewitt Associates, Inc. "A"*	2,900	122,554
NeuStar, Inc. "A"*	18,500	426,240
Syntel, Inc.	2,700	102,681
TeleTech Holdings, Inc.*	31,200	624,936

		1,476,856
Semiconductors & Semiconductor Equipment 1.3%
Intersil Corp. "A"	40,600	622,804
RF Micro Devices, Inc.*	56,600	269,982

		892,786
Software 3.7%
ACI Worldwide, Inc.*	2,100	36,015
AsiaInfo Holdings, Inc.*	9,100	277,277
Bottomline Technologies, Inc.*	24,400	428,708
Manhattan Associates, Inc.*	3,200	76,896
Microsoft Corp.	19,800	603,702
MicroStrategy, Inc. "A"*	5,700	535,914
Pegasystems, Inc.	2,900	98,600
Sourcefire, Inc.*	22,400	599,200

		2,656,312
Materials 7.8%
Chemicals 4.3%
A. Schulman, Inc.	29,300	591,274
Balchem Corp.	6,800	227,868
Innophos Holdings, Inc.	11,100	255,189
Koppers Holdings, Inc.	1,900	57,836
Omnova Solutions, Inc.*	78,600	481,818
PolyOne Corp.*	79,200	591,624
Quaker Chemical Corp.	8,000	165,120
Spartech Corp.	13,700	140,562
Stepan Co.	8,400	544,404

		3,055,695
Containers & Packaging 1.9%
Bemis Co., Inc.	17,200	509,980
Bway Holding Co.*	5,095	97,926
Rock-Tenn Co. "A"	2,700	136,107
Temple-Inland, Inc.	27,300	576,303

		1,320,316
Paper & Forest Products 1.6%
Clearwater Paper Corp.*	9,800	538,706

Domtar Corp.*	9,500	526,395
Neenah Paper, Inc.	3,900	54,405

		1,119,506
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.0%
PAETEC Holding Corp.*	5,500	22,825
Wireless Telecommunication Services 1.0%
Turkcell Iletisim Hizmetleri AS (ADR)	32,000	559,680
USA Mobility, Inc.	9,100	100,191

		659,871
Utilities 1.0%
Electric Utilities 0.8%
MGE Energy, Inc.	900	32,166
UIL Holdings Corp.	17,900	502,632

		534,798
Gas Utilities 0.2%
AGL Resources, Inc.	2,500	91,175
Ferrellgas Partners LP	3,000	63,390

		154,565

Total Common Stocks (Cost $61,044,129)		69,215,155
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.19% **, 3/18/2010 (b) (Cost $173,954)	174,000	173,983
	Shares	Value ($)

Securities Lending Collateral 7.7%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $5,428,825)	5,428,825	5,428,825
Cash Equivalents 1.9%
Central Cash Management Fund, 0.14% (c) (Cost $1,368,274)	1,368,274	1,368,274
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $68,015,182) †	107.8	76,186,237
Other Assets and Liabilities, Net	(7.8)	(5,519,200)

Net Assets	100.0	70,667,037

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $68,620,451. At December 31, 2009, net unrealized appreciation for all securities based on tax cost was $7,565,786. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,068,220 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,502,434.

(a)					All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2009 amounted to $5,235,994 which is 7.4% of net assets.
(b)					At December 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At December 31, 2009, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell E-Mini 2000 Index	USD	3/19/2010	25	1,559,750	57,401

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$69,215,155	$—	$—	$69,215,155
Short-Term Investments(e)	6,797,099	173,983	—	6,971,082
Derivatives(f)	57,401	—	—	57,401
Total	$76,069,655	$173,983	$—	$76,243,638
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$57,401

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010